Decommissioning and Other Provisions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Decommissioning and Other Provisions

18 DECOMMISSIONING AND OTHER PROVISIONS

	$ million
	Decommissioning and restoration		Other		Total
At January 1, 2017
Current	797		2,987		3,784
Non-current	24,368		5,250		29,618
	25,165		8,237		33,402
Additions	1,168		2,630		3,798
Amounts charged against provisions	(491)		(2,325)		(2,816)
Accretion expense	897		141		1,038
Disposals	(2,807)	[A]	(95)		(2,902)
Remeasurements and other movements	(4,245)		(1,021)		(5,266)
Currency translation differences	897		280		1,177
	(4,581)		(390)		(4,971)
At December 31, 2017
Current	817		2,648		3,465
Non-current	19,767		5,199		24,966
	20,584		7,847		28,431
At January 1, 2016
Current	1,239		2,826		4,065
Non-current	23,008		3,140		26,148
	24,247		5,966		30,213
Additions on acquisition of BG	3,965		1,577	[B]	5,542
Other additions	976	[C]	4,793	[C][D]	5,769
Amounts charged against provisions	(880)		(2,562)		(3,442)
Accretion expense	1,013		103		1,116
Disposals	(478)	[C]	(80)	[C]	(558)
Remeasurements and other movements	(2,528)	[C]	(1,410)	[C]	(3,938)
Currency translation differences	(1,150)		(150)		(1,300)
	918		2,271		3,189
At December 31, 2016
Current	797		2,987		3,784
Non-current	24,368		5,250		29,618
	25,165		8,237		33,402

[A] Mainly related to interests in the UK and Canada.

[B] Includes $950 million representing the fair value of contingent liabilities assumed, mainly in relation to litigation costs.
[C] As revised, to align with current year presentation.

[D] Mainly relating to onerous contracts and redundancy costs (see Note 26).

.

The amount and timing of settlement in respect of these provisions are uncertain and dependent on various factors that are not always within management’s control. The discount rate applied at December 31, 2017 was 4% (2016: 4%).

Reviews of estimated future decommissioning and restoration costs and the discount rate applied are carried out annually. In 2017, the review identified cost reductions from more efficient execution of decommissioning and restoration activities such as onshore demolition, supply chain improvements, learning from other industries and application of technologies. In 2017, there was a decrease of $3,980 million (2016: $2,361 million) in the provision resulting from changes in cost estimates, reported within remeasurements and other movements.

Of the decommissioning and restoration provision at December 31, 2017, an estimated $3,896 million is expected to be utilised between one to five years, $3,449 million within six to 10 years, and the remainder in later periods.

Other provisions principally comprise amounts recognised in respect of environmental costs ($1,505 million at December 31, 2017; 2016: $1,482 million), litigation costs, redundancy costs, employee benefits and onerous contracts.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1